DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 0	$ 620
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)
Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (32)	368
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (62)	651
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (17)	184
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (28)	$ 314
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)